                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  DECEMBER 31, 1999

Check here if Amendment [   ]; Amendment Number:
This Amendment:  (Check only one:): [   ] is a restatement
                                    [   ] adds new holdings entries

Institutional Investment manager Filing this Report:

Name:      MICHAEL LARSON
Address:   2365 CARILLON POINT
           KIRKLAND, WA 98033

Form 13F File number:  28-05147

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this report on Behalf of Reporting Manager:

Name:    MICHAEL LARSON
Title:   REPORTING MANAGER
Phone:   (425) 803-0720

Signature, Place, and Date of Signing

    /S/ MICHAEL LARSON       KIRKLAND, WASHINGTON      FEBRUARY 11, 2000
    ------------------       --------------------      -----------------
       [Signature]              [City, State]               [Date]

Report Type (Check only one.):

[X] 13F HOLDING REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE: (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting managers(s).)

                  Form 13F File Number      Name

                  28-
                     --------------------      ---------------------------------
                  [Repeat as necessary.]

PURSUANT TO RULE 24B-2 OF THE SECURITIES EXCHANGE ACT OF 1934, CONFIDENTIAL INFORMATION HAS BEEN OMITTED FROM THIS FORM 13F AND FILED SEPARATELY WITH THE SECURITIES AND EXCHANGE COMMISSION.


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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          0
Form 13F Information Table Entry Value:     *
Form 13F Information Table Value Total:     $*
                                            (thousands)

* PURSUANT TO RULE 24B-2 OF THE SECURITIES EXCHANGE ACT OF 1934, CONFIDENTIAL INFORMATION HAS BEEN OMITTED FROM THIS FORM 13F AND FILED SEPARATELY WITH THE SECURITIES AND EXCHANGE COMMISSION.


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE


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
-----------------------------------------------------------------------------------------------------------------------------------
                                                FORM 13F INFORMATION TABLE*
-----------------------------------------------------------------------------------------------------------------------------------
                                                                     AMOUNT AND TYPE OF
                                                                         SECURITY                               VOTING AUTHORITY
-----------------------------------------------------------------------------------------------------------------------------------
                                                                       SHARES/PRN      SH/P  INVESTMENT   OTHER
     NAME OF ISSUER           TITLE OF CLASS  CUSIP   VALUE(X$1000)      AMOUNT         RN   DISCRETION  MANAGERS  SOLE  SHARED NONE
     --------------           --------------  -----   ------------- ----------------- ------ ----------  --------  ----  ------ ----
AVISTA CORP                   COMMON STOCK   05379B100    26,810.31     1,736,700      SH        YES     N/A       YES
------------------------------------------------------------------------------------------------------------------------------------
ICOS CORP                     COMMON STOCK   449295100   146,999.36     5,025,619      SH        YES     N/A       YES
------------------------------------------------------------------------------------------------------------------------------------
PAN AMERN SILVER CORP         COMMON STOCK   697900108    10,797.31     2,405,000      SH        YES     N/A       YES
------------------------------------------------------------------------------------------------------------------------------------
REPUBLIC SVCS INC             COMMON STOCK   760759100   137,712.00     9,664,000      SH        YES     N/A       YES
------------------------------------------------------------------------------------------------------------------------------------
SCHNITZER STL INDS INC        COMMON STOCK   806882100    11,441.80       602,200      SH        YES     N/A       YES
------------------------------------------------------------------------------------------------------------------------------------
WARNER CHILCOTT PLC           COMMON STOCK   934435200     3,183.59       312,500      SH        YES     N/A       YES
------------------------------------------------------------------------------------------------------------------------------------

*PURSUANT TO RULE 24B-2 OF THE SECURITIES EXCHANGE ACT OF 1934, CONFIDENTIAL INFORMATION HAS BEEN OMITTED FROM THIS FORM 13F AND FILED SEPARATELY WITH THE SECURITIES AND EXCHANGE COMMISSION.


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